COMMITMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments Text Block Abstract
COMMITMENTS

NOTE 31 - COMMITMENTS

(a) Commitments arising from loans

In relation to certain contracts committed by the Company for the financing of the Boeing 777 aircraft, which are guaranteed by the Export – Import Bank of the United States of America, commencing on January 1, 2023, limits have been established for some financial indicators of LATAM Airlines Group S.A. on a consolidated basis. Under no circumstance does non-compliance with these limits generate loan acceleration.

The Company and its subsidiaries do not have credit agreements that impose limits on financial indicators of the Company or its subsidiaries, with the exception of those detailed below:

On October 12, 2022, LATAM Airlines Group S.A., acting through its subsidiary Professional Airline Services Inc, closed a new four-year revolving credit facility (“Exit RCF”) of US$ 500 million with a consortium of five banks led by Goldman Sachs. As of December 31, 2022, this credit facility is undrawn and fully available. In addition, on October 18, 2022, LATAM Airlines Group S.A., together with Professional Airline Services, Inc., a Florida corporation and a wholly owned subsidiary of LATAM Airlines Group S.A., issued (i) a five-year term loan facility (“Term Loan B Facility”) of US$ 1,100 million (US$1,100 million outstanding as of December 31, 2022), (ii) 13.375% senior secured notes due 2027 (“2027 Notes”) for an aggregate principal amount of US$ 450 million and (iii) 13.375% senior secured notes due 2029 (“2029 Notes”, together with the 2027 Notes, the “Notes”) for and aggregate principal amount of US$ 700 million. The Exit RCF, the Term Loan B Facility and the Notes (together, the “Exit Financing”) share the same intangible collateral composed mainly of the FFP (LATAM Pass loyalty program) business receivables, Cargo business receivables, certain slots, gates and routes and LATAM’s intellectual property and brands. The Exit Financing contains certain covenants limiting us and our restricted subsidiaries’ ability to, among other things, make certain types of restricted payments, incur debt or liens, merge or consolidate with others, dispose of assets, enter into certain transactions with affiliates, engage in certain business activities or make certain investments. In addition, the agreements include a minimum liquidity restriction, requiring us to maintain a minimum liquidity, measured at the consolidated Company (LATAM Airlines Group S.A.) level, of US$ 750 million.

On November 3, 2022, LATAM Airlines Group S.A., acting through its subsidiary Professional Airline Services Inc, amended and extended the 2016 revolving credit facility (“RCF”) with a consortium of thirteen financial institutions led by Citibank, N.A., guaranteed by aircraft, engines and spare parts for a total committed amount of US$ 600 million. The RCF includes restrictions of minimum liquidity measured at the consolidated Company level (with a minimum level of US$ 750 million) and measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum level of US$ 400 million). Compliance with these restrictions is a prerequisite for drawing under the line; if the line is used, compliance with said restrictions must be reported periodically, and non-compliance with these restrictions may trigger an acceleration of the loan. As of December 31, 2022, this line of credit is undrawn and fully available.

On November 3, 2022, LATAM Airlines Group S.A., acting through subsidiary its Professional Airline Services Inc, executed a five-year credit facility (“Spare Engine Facility”) with, among others, Crédit Agricole Corporate and Investment Bank, acting through its New York branch, as facility agent and arranger and guaranteed by spare engines for a principal amount of US$ 275 million. As of December 31, 2022, the outstanding amount under the Spare Engine Facility is US$ 275 million. The facility includes restrictions of minimum liquidity measured at the consolidated Company level (with a minimum level of US$ 750 million) and measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum level of US $ 400 million).

As of December 31, 2022, the Company complies with the aforementioned minimum liquidity covenants.

b) Other commitments

As of December 31, 2022, the Company maintains valid letters of credit, guarantee notes and guarantee insurance policies, according to the following detail:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	Date
Superintendencia Nacional de Aduanasy de Administración Tributaria	LATAM Airlines Perú S.A.	Forty-four letters of credit	189,708	Jan 5, 2023
Lima Airport Partners S.R.L.	LATAM Airlines Perú S.A.	Two letters of credit	1,620	Nov 30, 2023
Servicio Nacional de Aduana del Ecuador	LATAM Airlines Ecuador S.A.	Four letters of credit	2,130	Aug 5, 2023
Aena Aeropuertos S.A.	LATAM Airlines Group S.A.	Three letters of credit	1,183	Nov 15, 2023
American Alternative Insurance Corporation	LATAM Airlines Group S.A.	Eighteen letters of credit	6,460	Mar 22, 2023
Comisión Europea	LATAM Airlines Group S.A.	One letter of credit	2,586	Mar 29, 2023
Metropolitan Dade County	LATAM Airlines Group S.A.	Five letters of credit	2,281	Mar 13, 2023
JFK International Air Terminal LLC.	LATAM Airlines Group S.A.	One letter of credit	2,300	Jan 27, 2023
Servicio Nacional de Aduanas	LATAM Airlines Group S.A.	Three letters of credit	1,287	Jul 28, 2023
Isoceles	LATAM Airlines Group S.A.	One letter of credit	41,000	Aug 6, 2023
BBVA	LATAM Airlines Group S.A.	One letter of credit	4,126	Jan 17, 2023
Sociedad Concesionaria Nuevo Pudahuel	LATAM Airlines Group S.A.	fifteen letters of credit	1,755	Dec 13, 2023
Procon	TAM Linhas Aéreas S.A.	Two insurance policy guarantee	2,340	Nov 17, 2025
União Federal	TAM Linhas Aéreas S.A.	Five insurance policy guarantee	9,731	Feb 4, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,485	Apr 24, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,681	Jul 5, 2023
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,337	Dec 31, 2023
Procon	TAM Linhas Aéreas S.A.	Six insurance policy guarantee	8,389	Jan 4, 2023
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	2,355	Jun 25, 2023
14ª Vara Federal da Seção Judiciária de Distrito Federal	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,406	May 29, 2025
Vara Civel Campinas SP.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,653	Jun 14, 2024
JFK International Air Terminal LLC.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,300	Jan 25, 2023
7ª Turma do Tribunal Regional Federal da 1ª Região.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	43,003	Apr 20, 2023
Bond Safeguard Insurance Company.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	2,700	Jul 20, 2023
Fundacao de Protecao e Defesa do Consumidor Procon.	TAM Linhas Aéreas S.A.	Two insurance policy guarantee	4,276	Sep 20, 2023
Uniao Federal Fazenda Nacional.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	31,860	Jul 30, 2024
Uniao Federal PGFN.	TAM Linhas Aéreas S.A.	Three insurance policy guarantee	18,469	Jan 4, 2024
1° Vara de Execuções Fiscais e de Crimes contra a Ordem Trib da Com de Fortaleza.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	2,355	Dec 31, 2023
Fundacao de Protecao e Defesa do Consumidor Procon.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	2,024	Feb 10, 2026
Fiança TAM Linhas Aéreas x Juiz Federal de uma das varas da Seção Judiciária de Brasília.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,687	Dec 31, 2023
Juizo de Direito da Vara da Fazenda Publica Estadual da Comarca Da Capital do Estado do Rio de Janeiro.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,127	Dec 31, 2023
Municipio Do Rio De Janeiro.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,154	Dec 31, 2023
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	9,077	Apr 15, 2025
Fundacao de Protecao e Defesa do Consumidor Do Estado De São Paulo.	TAM Linhas Aéreas S.A.	One insurance policy guarantee	1,073	Dec 31, 2023
Tribunal de Justição de São Paulo.	TAM Linhas Aéreas S.A.	Two insurance policy guarantee	1,499	Dec 31, 2023
Uniao Federal Fazenda Nacional	Absa Linhas Aereas Brasileira S.A.	Three insurance policy guarantee	15,215	Feb 4, 2025
Uniao Federal PGFN	Absa Linhas Aereas Brasileira S.A.	Two insurance policy guarantee	20,681	Feb 22, 2025
Tribunal de Justição de São Paulo.	Absa Linhas Aereas Brasileira S.A.	Two insurance policy guarantee	5,836	Dec 31, 2023
3ªVara Federal da Subseção Judiciária de Campinas SP	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	1,734	Nov 30, 2025
7ª Turma do Tribunal Regional Federal da 1ª Região	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	1,677	May 7, 2023
			453,560

Letters of credit related to right-of-use assets are included in Note 16 Property, plant and equipment letter (d) Additional information Property, plant and equipment, in numeral (i) Property, plant and equipment delivered as collateral.